SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about stock options available for grant [Table Text Block]
December 31, 2018
Shares outstanding as at March 2, 2016	15,298,602
Percentage of shares outstanding	10%
Net options authorized	1,529,860
Less: options issued & outstanding	(1,229,040)
Options available for grant	300,820

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
2018
Dividend yield	NIL
Risk free rate	2.06% - 2.09%
Expected volatility	40.59% - 44.51%
Expected life of options in years	3.10 – 6.00
Weighted average fair value of options granted
(CAD)	$4.24 - $6.16

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2018		2017
		Weighted		Weighted
		Average		Average
	Number of	Exercise Price	Number of	Exercise Price
	Options	(in CAD$)	Options	(in CAD$)
Beginning of year	615,843	$16.00	723,995	$15.25
Granted	930,000	$13.93	-	$ -
Exercised	(308,711)	$13.51	(80,973)	$ 9.74
Expired and forfeited	(8,092)	$25.56	(27,179)	$14.58
End of year	1,229,040	$15.00	615,843	$16.00
Exercisable at end of year	299,040	$18.32	521,538	$16.67

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted		Weighted
		Weighted average	average		average
		remaining	exercise	Number	exercise
Range of Exercise	Number	contractual life	price (in	of	price (in
Prices (in CAD$)	of options	(years)	CAD$)	options	CAD$)
$5.00 to $9.99	22,280	2.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,105,746	5.21	$ 13.67	175,746	$ 12.27
$15.00 to $19.99	1,169	0.75	$ 19.82	1,169	$ 19.82
$20.00 and over	99,845	0.21	$ 30.84	99,845	$ 30.84
	1,229,040			299,040

	Options outstanding			Options exercisable
		Weighted average	Weighted		Weighted
Range of Exercise	Number of	remaining	average	Number	average
Prices (in CAD$)	options	contractual life	exercise	of options	exercise price

		(years)	price (in		(in CAD$)
			CAD$)
$5.00 to $9.99	39,401	3.19	$ 9.89	39,401	$ 9.89
$10.00 to $14.99	352,002	2.30	$ 12.27	257,697	$ 12.25
$15.00 to $19.99	119,370	0.23	$ 15.98	119,370	$ 15.98
$20.00 and over	105,070	1.21	$ 30.84	105,070	$ 30.84
	615,843			521,538

Disclosure of restricted share units and performance share units [Table Text Block]
	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2018	711,936	$ 10.16
Granted	442,353	$ 13.83
Vested	(457,408)	$ 11.67
Forfeited	(39,154)	$ 11.62
Balance at December 31, 2018	657,727	$ 11.50

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2017	480,302	$ 12.17
Granted	376,473	$ 9.48
Vested	(98,182)	$ 16.38
Forfeited	(46,657)	$ 12.20
Balance at December 31, 2017	711,936	$ 10.16